24. INDEBTEDNESS (Details Narrative) CAD in Thousands, $ in Thousands				12 Months Ended
	Feb. 01, 2017 CAD	Jan. 31, 2017	Nov. 17, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Nov. 30, 2016 CAD	Nov. 17, 2016 USD ($)	Nov. 17, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Oct. 31, 2012 USD ($)	May 31, 2012 USD ($)	Mar. 31, 2012 CAD
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs								CAD 3,645,195		CAD 3,930,048
Deferred financing costs								87,713		61,794
Payments of debt				CAD 42,867	CAD 58,141
Former Senior Secured Credit Facilities [Member] | Term Loan B - Canadian Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount															CAD 140,000
Description of interest rate basis						Bore interest at a floating rate of the BA borrowing, but not less than 1.00%, plus an applicable margin of 3.25%.
Initial fair value impact of interest rate floors																		CAD 1,700
Former Senior Secured Credit Facilities [Member] | Term Loan A [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount															500,000
Description of interest rate basis						Bore interest at a floating rate of the BA plus an applicable margin of 3.00%.
Former Senior Secured Credit Facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount															CAD 1,746,000
Description of interest rate basis						Bore interest at a floating rate of LIBOR, but not less than 0.75%, plus an applicable margin of 2.75%.
Initial fair value impact of interest rate floors																		CAD 44,300
Former Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount													CAD 140,000
Description of interest rate basis			Drawn loans bore interest at a floating rate plus an applicable margin of 2.00% for prime rate and ABR loans and 3.00% for BA and Eurodollar loans.
Percentage of unused commitment fee			0.50%
Senior secured credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Description of each tranche mandatory principal repayment requirements	As at February 1, 2017, the repayment is equal to one quarter of 1% of the value of the loan at the time of the amendment and is payable on a quarterly basis.	Up to February 1, 2017, this repayment was equal to one quarter of 1% of the initial aggregate principal amount and is payable on a quarterly basis.
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs								3,016,645		3,257,998
Borrowings maturity date			November 17, 2023
Description of interest rate basis			(i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, but not less than 0.75%, plus an applicable margin of 3.00%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 2.00%.
Initial fair value impact of interest rate floors											CAD 25,600
Interest rate floors								21,896		25,197
Payments of debt	CAD 38,400
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member] | IFRS 9, Financial Instruments [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowing	3.00%
Previous interest rate on borrowing	3.75%
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs | $							$ 2,399,686		$ 2,423,925
Borrowings amount | $												$ 2,430,000
Senior secured credit facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs
Borrowings maturity date			November 17, 2021
Description of interest rate basis			Bear interest at a floating rate plus an applicable margin ranging from 1.50% to 2.00% for prime rate and Alternative Base Rate (“ABR”) loans and ranging from 2.50% to 3.00% for Bankers Acceptance (“BA”) and Eurodollar loans.
Percentage of unused commitment fee			0.40%
Drawings related to letters of credit				CAD 200	CAD 100
Senior secured credit facilities [Member] | Revolving Credit Facility [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings amount													CAD 200,000
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs								628,550		672,050
Borrowings maturity date			November 17, 2024
Net loss resulting from write off of refinancing			CAD 31,900
Weighted average effective interest rate				8.80%	8.80%
Initial fair value impact of prepayment option at inception date								8,700
Prepayment options								7,791		CAD 8,581
8.875% Senior Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs | $												$ 500,000
6.0% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Initial fair value impact of premiums								CAD 7,000
6.0% Senior Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings amount | $														$ 900,000		$ 200,000	$ 700,000